Credit impairment charges/(releases) - Narrative (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of impairment loss and reversal of impairment loss [line items]
Financial assets written and subject to enforcement activity, contractual amount outstanding	£ 602	£ 500	£ 395
Amortised cost before modification	2,001	1,585	2,177
Net modification loss	80	75	2
Carrying amount of financial assets for which loss allowance has changed to 12-month measurement	221	£ 101	£ 149
Co-branded card portfolio | Assets and liabilities classified as held for sale
Disclosure of impairment loss and reversal of impairment loss [line items]
Financial assets written and subject to enforcement activity, contractual amount outstanding	£ 63
Wholesale portfolios
Disclosure of impairment loss and reversal of impairment loss [line items]
Changes in inputs, assumptions and estimation techniques used for ECL, probability	100.00%
Wholesale portfolios | Bottom of range
Disclosure of impairment loss and reversal of impairment loss [line items]
Inputs, assumptions and estimation techniques used for ECL, probability	0.20%
Retail portfolios | Bottom of range | Minimum
Disclosure of impairment loss and reversal of impairment loss [line items]
Inputs, assumptions and estimation techniques used for ECL, probability	50.00%
Retail portfolios | Bottom of range | Maximum
Disclosure of impairment loss and reversal of impairment loss [line items]
Inputs, assumptions and estimation techniques used for ECL, probability	100.00%
Retail portfolios | Top of range
Disclosure of impairment loss and reversal of impairment loss [line items]
Inputs, assumptions and estimation techniques used for ECL, probability	400.00%